Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013 Swap
Derivative Instruments, Gain (Loss) [Line Items]
Fixed interest rate on the interest rate swaps, minimum	1.685%
Fixed interest rate on the interest rate swaps, maximum	1.6975%
Number of interest rate swaps	3
Variable Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps with a notional value matured	$ 500.0